Financial Risk and Fair Value Disclosures - Assets and Liabilities Not Recorded at Fair Value on a Recurring Basis But for Which Fair Value is Disclosed (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	May 18, 2015 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	$ 40,536,658	$ 18,690,384	$ 600
Long-term loans (current portion included)	36,624,907	33,066,106
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	41,947,014	18,861,597
Long-term loans (current portion included)	36,624,907	33,066,106
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	31,442,469	18,861,597
Long-term loans (current portion included)	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	10,504,545
Long-term loans (current portion included)	36,624,907	$ 33,066,106
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	0
Long-term loans (current portion included)	$ 0